Annual Total Returns - Fidelity Latin America Fund [BarChart] - 10.31 Targeted International Funds Retail Combo PRO-16 - Fidelity Latin America Fund - Fidelity Latin America Fund	Dec. 30, 2020
Bar Chart Table:
Annual Return 2010	16.49%
Annual Return 2011	(15.79%)
Annual Return 2012	4.11%
Annual Return 2013	(17.23%)
Annual Return 2014	(16.26%)
Annual Return 2015	(29.86%)
Annual Return 2016	19.60%
Annual Return 2017	30.48%
Annual Return 2018	(10.37%)
Annual Return 2019	40.56%